NATURE AND DESCRIPTION OF THE PARTNERSHIP	6 Months Ended
Jun. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
NATURE AND DESCRIPTION OF THE PARTNERSHIP
NATURE AND DESCRIPTION OF THE PARTNERSHIP
Brookfield Business Partners L.P. and its subsidiaries, (collectively, “the partnership”) own and operate business services and industrial operations (“the Business”) on a global basis. Brookfield Business Partners L.P. was registered as a limited partnership established under the laws of Bermuda, and organized pursuant to a limited partnership agreement as amended on May 31, 2016, and as further amended on June 17, 2016. Brookfield Business Partners L.P. is a subsidiary of Brookfield Asset Management Inc. (“Brookfield Asset Management” or “Brookfield” or the “parent company”). Brookfield Business Partners L.P.’s limited partnership units are listed on the New York Stock Exchange and the Toronto Stock Exchange under the symbols “BBU” and “BBU.UN”, respectively. The registered head office of Brookfield Business Partners L.P. is 73 Front Street, 5th Floor, Hamilton HM 12, Bermuda.